Share-based plans (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€) EquityInstruments item	Dec. 31, 2021 EUR (€) EquityInstruments	Dec. 31, 2020 EUR (€) EquityInstruments	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based plans
Percentage of relevant base salary for initial value	135.00%
Multiplier of relevant base salary for initial value | item	1.35
Performance period (in years)	3 years
Year 2016-2021
Share-based plans
Number of performance targets | item	3
Annual target achievement level of 0% | Year 2020-2021
Share-based plans
Annual target achievement level (as a percent)	0.00%
Revenue Growth target rate (as a percent)	1.00%
Net Income Growth target rate (as a percent)	0.00%
ROIC	5.50%
Annual target achievement level of 0% | Years 2016-2019
Share-based plans
Annual target achievement level (as a percent)	0.00%
Revenue Growth target rate (as a percent)	0.00%
Net Income Growth target rate (as a percent)	0.00%
Decrease from target ROIC to drop to level	0.002	0.002	0.002	0.002	0.002	0.002	0.002
Annual target achievement level of 100% | Year 2020-2021
Share-based plans
Annual target achievement level (as a percent)	100.00%
Revenue Growth target rate (as a percent)	6.00%
Net Income Growth target rate (as a percent)	5.00%
ROIC	6.00%
Annual target achievement level of 100% | Years 2016-2019
Share-based plans
Annual target achievement level (as a percent)	100.00%
Revenue Growth target rate (as a percent)	7.00%
Net Income Growth target rate (as a percent)	7.00%
ROIC		8.10%	8.10%	7.90%	7.70%	7.50%	7.30%
Annual target achievement level of 200% | Year 2020-2021
Share-based plans
Annual target achievement level (as a percent)	200.00%
Revenue Growth target rate (as a percent)	11.00%
Net Income Growth target rate (as a percent)	10.00%
ROIC	6.50%
Annual target achievement level of 200% | Years 2016-2019
Share-based plans
Annual target achievement level (as a percent)	200.00%
Revenue Growth target rate (as a percent)	16.00%
Net Income Growth target rate (as a percent)	14.00%
Increase over target ROIC to reach level	0.002	0.002	0.002	0.002	0.002	0.002	0.002
MB LTIP 2020
Share-based plans
Number of shares allocated | EquityInstruments	241,835	192,446	159,607
Weighted average fair value	€ 28.37	€ 54.69	€ 64.20
Total fair value of shares granted	€ 6,861,000	€ 10,525,000	€ 10,247,000
Vesting period	3 years
Period considered for calculation of average share price	30 days
Grant value cap (as a percent)	400.00%
Period shares must be held	1 year
LTIP 2022+
Share-based plans
Number of shares allocated | EquityInstruments	1,737,591
Weighted average fair value	€ 27.33
Total fair value of shares granted	€ 47,488,000
Performance period (in years)	3 years
Number of performance targets | item	3
Weight of each performance target	33.33%
Weight of annual target achievement for ROIC	33.33%
Vesting period	3 years
Period considered for calculation of average share price	30 days
Grant value cap (as a percent)	400.00%
LTIP 2022+ | Maximum
Share-based plans
Annual target achievement level (as a percent)	200.00%
LTIP 2019
Share-based plans
Number of shares allocated | EquityInstruments		935,814	800,165
Weighted average fair value		€ 53.27	€ 64.06
Total fair value of shares granted		€ 49,851,000	€ 51,259,000
Vesting period	3 years
Period considered for calculation of average share price	30 days
Grant value cap (as a percent)	400.00%
LTIP 2019 | Year 2019
Share-based plans
Increase in overall target achievement level, if GEP -II target rate is 100%	20.00%
Increase in overall target achievement level if Free Cash Flow target achievement 200%	20.00%
MB LTIP 2019
Share-based plans
Vesting period	4 years
Period considered for calculation of average share price	30 days
NxStage LTIP
Share-based plans
Period considered for calculation of average share price	30 days
LTIP 2016
Share-based plans
Vesting period	4 years
Period considered for calculation of average share price	30 days